NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2017
Disclosure Of Nature Of Operations And Going Concern [Line Items]
(Loss) Income for the period	$ (3,316)	$ (2,564)	$ (10,499)
Cash used in operating activities	(1,842)	(4,417)
Cash	8,072	$ 4,780	$ 6,059	$ 1,308
Working capital deficiency	$ 15,200
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd	63.05%
Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings	$ 3,500
Convertible Notes [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings	$ 19,990				$ 20,000